Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Intangible assets
9.	Intangible assets

Intangible assets recognized in connection with the adoption of push-down accounting are as follows:

	Weighted average remaining	March 31, 2012		December 31, 2011
	amortization period (years)	Gross amount	Accumulated amortization	Gross amount	Accumulated amortization

Contract backlog (1)	9	$86,835	$31,784	$86,835	$24,077
Customer relationships (1)	3	1,333	295	1,333	281

		$88,168	$32,079	$88,168	$24,358

(1)	Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.

For the three months ended March 31, 2012 (Successor Registrant), and 2011 (Predecessor Registrant), amortization expense for these intangible assets was $7,721 and $781, respectively.

Future annual amortization expense for intangible assets is estimated to be as follows:

2012 (remaining nine months)	$23,167
2013	22,915
2014	5,600
2015	2,658
2016	898
Thereafter	851

$56,089

9.	Intangible assets

Intangible assets recognized in connection with the adoption of push-down accounting are as follows:

	Weighted average remaining	Successor Registrant 2011		Predecessor Registrant 2010
	amortization period (years)	Gross amount	Accumulated amortization	Gross amount	Accumulated amortization

Contract backlog (1)	9	$86,835	$24,077	$67,990	$61,660
Customer relationships (1)	3	1,333	281	2,128	1,307
Internally developed software and technology (2)	—	—	—	270	270
Landing rights (2)	—	—	—	60	55

		$88,168	$24,358	$70,448	$63,292

(1)	Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.
(2)	Using the cost approach to determine fair values as of November 30, 2006, as a result of a previous reorganization.

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 2010 and 2009 (Predecessor Registrant), amortization expense for these intangible assets was $24,358, $1,304, $5,761 and $14,398, respectively.

Future annual amortization expense for intangible assets is estimated to be as follows:

2012	$30,888
2013	22,915
2014	5,600
2015	2,658
2016	898
Thereafter	851

$63,810